Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Great-West T. Rowe Price Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks substantial dividend income and also long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If the fees and expenses imposed by a Permitted Account were reflected, the fees and expenses shown below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that the expense reimbursement is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The following is a summary of the principal investment strategies of the Fund:

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with an emphasis on large-capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued. The Fund may at times invest significantly in certain sectors, such as the financials sector.

The Sub-Adviser typically employs a “value” approach in selecting investments. The Sub-Adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for dividend growth and capital appreciation.

The Fund will invest in companies which have one or more of the following characteristics: established operating histories; above-average current dividend yields relative to the Russell 1000® Value Index; sound balance sheets and other positive financial characteristics; low price/earnings ratio relative to the Russell 1000 Value Index; and low stock price relative to a company’s underlying value as measured by assets, cash flow or business franchises.

The Fund generally seeks investments in large-capitalization companies. The Sub-Adviser seeks a yield, which reflects the level of dividends paid by the Fund, that exceeds the yield of the Russell 1000 Value Index. In pursuing the Fund's investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria. These situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

		While most assets will typically be invested in U.S. common stocks, other securities may also be purchased in keeping with the Fund’s objectives. The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in fixed income securities without regard to quality, maturity, or rating, including up to 10% of its total assets in below investment grade fixed income securities (“high yield-high risk” or “junk” securities). The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Fund:

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Equity Securities Risk - The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions. In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in a company’s financial condition or progress.

Fixed Income Securities Risk - Investments in fixed income securities are subject to risk associated with changes in interest rates generally, the chance that a fixed income issuer will redeem prior to an individual fixed income security’s maturity date, and the credit quality of the individual fixed income securities held.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, a sector of the economy, or the market as a whole.

Sector Risk - Sector risk is a possibility that certain sectors of the economy may underperform other sectors or the market as a whole. The Fund may, from time to time, invest a significant portion of its assets in companies within a particular sector and its performance may suffer if that sector underperforms the overall stock market.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

		An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	is subject to the possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund's average annual total return to the performance of a broad-based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.

		Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund's average annual total return to the performance of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	June 2009	19.57%
Worst Quarter	March 2009	-15.56%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2018
Great-West T. Rowe Price Equity Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.47%
1 Year	rr_ExpenseExampleYear01	$ 48
3 Years	rr_ExpenseExampleYear03	153
5 Years	rr_ExpenseExampleYear05	268
10 Years	rr_ExpenseExampleYear10	603
1 Year	rr_ExpenseExampleNoRedemptionYear01	48
3 Years	rr_ExpenseExampleNoRedemptionYear03	153
5 Years	rr_ExpenseExampleNoRedemptionYear05	268
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 603
One Year	rr_AverageAnnualReturnYear01	(9.15%)
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
Great-West T. Rowe Price Equity Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	468
10 Years	rr_ExpenseExampleYear10	1,046
1 Year	rr_ExpenseExampleNoRedemptionYear01	84
3 Years	rr_ExpenseExampleNoRedemptionYear03	268
5 Years	rr_ExpenseExampleNoRedemptionYear05	468
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,046
2009	rr_AnnualReturn2009	25.20%
2010	rr_AnnualReturn2010	15.07%
2011	rr_AnnualReturn2011	(0.88%)
2012	rr_AnnualReturn2012	17.21%
2013	rr_AnnualReturn2013	30.00%
2014	rr_AnnualReturn2014	7.39%
2015	rr_AnnualReturn2015	(6.89%)
2016	rr_AnnualReturn2016	18.75%
2017	rr_AnnualReturn2017	16.22%
2018	rr_AnnualReturn2018	(9.52%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.56%)
One Year	rr_AverageAnnualReturnYear01	(9.52%)
Five Years	rr_AverageAnnualReturnYear05	4.54%
Ten Years	rr_AverageAnnualReturnYear10	10.51%
Great-West T. Rowe Price Equity Income Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.37%
Total Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	$ 109
3 Years	rr_ExpenseExampleYear03	419
5 Years	rr_ExpenseExampleYear05	752
10 Years	rr_ExpenseExampleYear10	1,692
1 Year	rr_ExpenseExampleNoRedemptionYear01	109
3 Years	rr_ExpenseExampleNoRedemptionYear03	419
5 Years	rr_ExpenseExampleNoRedemptionYear05	752
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,692
One Year	rr_AverageAnnualReturnYear01	(9.78%)
Five Years	rr_AverageAnnualReturnYear05	4.20%
Since Inception	rr_AverageAnnualReturnSinceInception	8.43%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2011
Great-West T. Rowe Price Equity Income Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(8.27%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10	4.47%
Great-West T. Rowe Price Equity Income Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(8.27%)
Five Years	rr_AverageAnnualReturnYear05	5.95%
Ten Years	rr_AverageAnnualReturnYear10	11.18%
Great-West T. Rowe Price Equity Income Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(8.27%)
Five Years	rr_AverageAnnualReturnYear05	5.95%
Ten Years	rr_AverageAnnualReturnYear10	9.96%

[1]	GWCM has contractually agreed to waive management fees or reimburse expenses if total annual fund operating expenses of a Class exceed 0.47% of the Class's average daily net assets, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2020 and automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, GWCM may recoup, subject to Board approval, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.
[2]	Since inception on May 1, 2015
[3]	Since inception on July 29, 2011